Stock Award Plans and Stock-Based Compensation (Details) - USD ($)								1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 19, 2022	Dec. 23, 2021	Aug. 21, 2021	Jun. 10, 2021	Apr. 23, 2021	Feb. 19, 2021	Feb. 05, 2021	Feb. 19, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Exercise price limit (percent)									100.00%		100.00%
Exercise price limit for individuals owning over ten percent									110.00%		110.00%
Aggregate number of shares available for future grant under stock option plan									49,330,234		48,605,503
Granted											132,669,000	190,476,000
Vesting period					6 years						36 years	48 years
Option grant life											10 years	10 years
Price per share grant (in Dollars per share)											$ 39.74	$ 71.25
Share-based payment charges (in Dollars)											$ 3,700,000	$ 10,900,000
Amortization of employee stock option discontinued operations (in Dollars)											1,300,000	900,000
Fair value of non-vested options (in Dollars)											$ 2,300,000
Weighted average remaining term											1 year 1 month 13 days
Dividend assumptions (in Dollars)
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period					6 years
Vesting pro rata period					2 years
Amortization of vested restricted stock awards discontinued operations (in Dollars)											$ 400,000	$ 3,300,000
Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
2018 Plan aggregate number of options authorized									52,000,000		49,000,000
Stock option grants during period									341,034		394,555
Granted											132,669,000	190,476,000
Stock options fair value (in Dollars)											$ 1,800,000	$ 4,600,000
Two Thousand Eighteen Plan [Member] | Common Stock [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Granted											132,669
Non Award Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
tock option grants during period									1		1
Granted
Two Thousand Eleven Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Stock option grants during period									57		57
Granted
Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Granted												190,476
Share-Based Payment Arrangement, Option [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Vesting period									4 years
Share-based compensation arrangement by share-based payment award, expiration period									10 years
Minimum [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Dividend assumptions (in Dollars)
Minimum [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Stock option exercise price (in Dollars per share)											$ 39.74	$ 51.75
Maximum [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Dividend assumptions (in Dollars)
Maximum [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Stock option exercise price (in Dollars per share)												$ 137.25
Share-Based Payment Arrangement, Option [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Common shares issued for warrants				6			67
Warrants exercised for common shares				82			195
Share-based payment charges (in Dollars)									$ 300,000	$ 900,000	$ 2,900,000	$ 2,300,000
Fair value of non-vested options (in Dollars)										1,700,000
Weighted average remaining term									1 year 1 month 2 days
Share-Based Payment Arrangement, Option [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Percentage of option vested											100.00%	100.00%
Dividend assumptions (in Dollars)									$ 0		$ 0
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Vesting period											12 months	24 months
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Vesting period											24 months	36 months
Restricted Stock [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Granted
Share-based payment charges (in Dollars)									$ 20,000.00	$ 700,000	$ 800,000	$ 8,600,000
Granted					4,598	70,000
Awards forfeited in period	12,802	2,037	4,500			12,291		12,802
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Award vesting rights, percentage					50.00%	25.00%
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Award vesting rights, percentage					50.00%	50.00%